Note 16 - Warrants	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Warrants Disclosure [Text Block]
(
1
6
)
Warrants

Pursuant to a lending agreement dated
December 19, 2013,
UBI issued warrants entitling the holder to purchase up to an aggregate total of
4,500,000
shares of UBI's common stock in the form of CDIs at a price of
A$1.00
per share. The warrants had a term of
seven
years and were
not
exercised by the holder and have now lapsed.

The warrants issued in
December 2013
had a grant fair value of
US$815,655
and are included in equity.